Note 13 - Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2018	31,563	$20.80	9.24	-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Cancelled	(782)	$17.60	8.48	-
Outstanding, December 31, 2018	30,781	$20.80	8.24	-
Granted	67,188	9.60	10.0	-
Exercised	-	-	-	-
Expired/Cancelled	-	-	-	-
Outstanding, September 30, 2019	97,969	$12.80	9.15	-

Exercisable, September 30, 2019	24,141	$20.80	7.18	-

		Weighted	Weighted	Intrinsic
	Number	average	average	value
	of	exercise	life	of
	Options	price	(years)	Options
Outstanding, January 1, 2017	3,438	$43.20	9.23
Granted	28,125	17.60	10.00
Exercised	-	-	-
Expired/Cancelled	-	-	-
Outstanding, December 31, 2017	31,563	$20.80	9.24
Granted	-	-	-
Exercised	-	-	-
Expired/Cancelled	(781)	17.60	8.48
Outstanding, December 31, 2018	30,782	$20.80	8.24	-

Exercisable, December 31, 2018	19,714	$22.40	7.87	-

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, January 1, 2018	-	$-
Granted	68,750	0.41
Vested	-	-
Forfeited/cancelled	(1,562)	0.42
Awarded and unvested, December 31, 2018	67,188	$0.41
Granted	-	-
Vested	-	-
Forfeited/cancelled	(67,188)	0.41
Awarded and unvested, September 30, 2019	-	$-

		Weighted
	Number	average
	of	Grant Date
	Units	Fair Value
Awarded and unvested, December 31, 2017	-	$-
Granted	68,750	0.41
Vested	-	-
Forfeited/cancelled	(1,562)	0.42
Awarded and unvested, December 31, 2018	67,187	$0.41

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2018	21,875	$38.40	2.35	-
Granted	198,125	$22.40	4.89	-
Exercised	(6,250)	$19.20	2.01	-
Canceled	-	-	-	-
Outstanding, December 31, 2018	213,750	$22.40	3.90	$23,800
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding, September 30, 2019	213,750	$22.40	3.16	$70,000

Exercisable, September 30, 2019	213,750	$22.40	3.16	$70,000

	Number	Weighted	Weighted	Intrinsic
	of	average	average	value
	Common Stock	exercise	life	of
	Warrants	price	(years)	Warrants
Outstanding, January 1, 2017	68,293	$48.00	4.47
Granted	21,875	38.40	3.00
Exercised	-	-	-
Canceled	(68,293)	48.00	2.47
Outstanding, December 31, 2017	21,875	38.40	2.35
Granted	198,125	22.40	4.89
Exercised	(6,250)	19.20	2.01
Canceled	-	-	-
Outstanding, December 31, 2018	213,750	$22.40	3.90	$23,800

Exercisable, December 31, 2018	213,750	$22.40	3.91	$23,800